Other Comprehensive Income (Loss) Components of Other Comprehensive Income (Loss) Including Reclassification Adjustments by Income Statement Additional Information (Detail) $ in Millions	Dec. 31, 2025 USD ($)
Upper Limit
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	$ 1